Exhibit 1. Consolidated companies, associates, and joint ventures (Unaudited)	9 Months Ended
Sep. 30, 2023
Exhibit 1. Consolidated companies, associates, and joint ventures (Unaudited)
Exhibit 1. Consolidated companies, associates, and joint ventures (Unaudited)

33.Exhibit 1. Consolidated companies, associates, and joint ventures (Unaudited)

		Ownership			Geographic		Profit (loss)
	Functional	Interest		Country/	area of		for the	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	period	assets	liabilities
Subsidiaries
Refinería de Cartagena S.A.S.	U.S. Dollar	100%	Hydrocarbons refining, marketing and distribution	Colombia	Colombia	22,111,929	3,166,632	35,666,794	13,554,865
Cenit transporte y logística de hidrocarburos S.A.S.	Colombian peso	100%	Storage and transportation through hydrocarbon pipelines	Colombia	Colombia	15,668,591	4,272,019	17,685,907	2,017,316
Ecopetrol Global Energy S.L.U.	U.S. Dollar	100%	Investment vehicle	Spain	Spain	14,521,345	627,109	14,521,402	57
Oleoducto Central S.A. - Ocensa	U.S. Dollar	72.65%	Transportation through hydrocarbon pipelines	Colombia	Colombia	3,543,754	2,535,316	6,942,434	3,398,680
Hocol Petroleum Limited.	U.S. Dollar	100%	Investment vehicle	Bermuda	Bermuda	4,235,448	468,018	4,235,622	174
Ecopetrol América LLC.	U.S. Dollar	100%	Hydrocarbons exploration and exploitation	United States of America	United States of America	1,786,726	(11,115)	3,485,196	1,698,470
Hocol S.A.	U.S. Dollar	100%	Exploration, exploitation, and production of hydrocarbons	Cayman Islands	Colombia	3,708,388	452,663	5,733,699	2,025,311
Esenttia S.A.	U.S. Dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	2,540,932	189,181	3,259,229	718,297
Ecopetrol Capital AG	U.S. Dollar	100%	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group	Switzerland	Switzerland	2,800,207	117,164	10,141,763	7,341,556
Oleoducto Bicentenario de Colombia S.A.S.	Colombian peso	100%	Pipeline transportation of crude oil	Colombia	Colombia	1,241,660	286,583	2,102,165	860,505
Oleoducto de Colombia S. A. – ODC	Colombian peso	73%	Pipeline transportation of crude oil	Colombia	Colombia	341,913	330,828	825,712	483,799
Black Gold Re Ltd.	U.S. Dollar	100%	Reinsurer of Ecopetrol and its subsidiaries	Bermuda	Bermuda	1,106,135	64,340	1,567,127	460,992
Andean Chemicals Ltd.	U.S. Dollar	100%	Investment vehicle	Bermuda	Bermuda	1,866,627	128,129	1,869,764	3,137
Oleoducto de los Llanos Orientales S. A. - ODL	Colombian peso	65%	Pipeline transportation of crude oil	Panama	Colombia	791,478	525,398	1,357,814	566,336
Interconexión Eléctrica S.A. E.S.P.	Colombian peso	51.41%	-Provision of the public electricity transmission service - Development of infrastructure projects and their commercial exploitation and - Software development, Information technology and telecommunications activities and services	Colombia	Latin America	27,462,253	2,034,446	72,758,663	45,296,410

		Ownership			Geographic		Profit
	Functional	Interest		Country/	area of		(loss) for	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	the period	assets	liabilities
Inversiones de Gases de Colombia S.A. Invercolsa S.A.	Colombian peso	51.88%	Holding with investments in transportation and distribution companies of natural gas and LPG in Colombia	Colombia	Colombia	580,247	266,589	746,271	166,024
Alcanos de Colombia S.A. E.S.P. (1)	Colombian peso	29.61%	Provision of the home public service of fuel gas, the construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.	Colombia	Colombia	297,244	107,430	837,451	540,207
Metrogas de Colombia S.A E.S.P. (1)	Colombian peso	33.49%	Provision of the public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.	Colombia	Colombia	52,944	16,411	142,043	89,099
Gases del Oriente S.A. E.S.P. (1)	Colombian peso	48.50%	Provision of the home public service of fuel gas distribution and the development of all complementary activities to the provision of said service.	Colombia	Colombia	77,161	47,069	215,458	138,297
Promotora de Gases del Sur S.A. E.S.P. (1)	Colombian peso	31.44%	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.	Colombia	Colombia	44,835	30,035	91,343	46,508
Combustibles Líquidos de Colombia S.A E.S.P. (1)	Colombian peso	41.61%	Wholesale commercialization of fuel gas, the provision of the home public LPG distribution service and the development of complementary activities to the provision of said service.	Colombia	Colombia	61,606	1,198	82,341	20,735

		Ownership			Geographic		Profit (loss)
	Functional	Interest		Country/	area of		for the	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	period	assets	liabilities
Ecopetrol USA Inc.	U.S. Dollar	100%	Hydrocarbons exploration and exploitation	United States of America	United States of America	12,379,433	744,326	12,388,513	9,080
Ecopetrol Permian LLC.	U.S. Dollar	100%	Hydrocarbons exploration and exploitation	United States of America	United States of America	8,649,795	752,321	11,197,337	2,547,542
Ecopetrol Oleo e Gas do Brasil Ltda.	Real	100%	Hydrocarbons exploration and exploitation	Brazil	Brazil	2,033,536	(116,742)	2,085,202	51,666
Esenttia Masterbatch Ltda.	Colombian peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	319,567	165,172	432,525	112,958
Ecopetrol del Perú S. A.	U.S. Dollar	100%	Hydrocarbons exploration and exploitation	Peru	Peru	62,325	2,084	65,277	2,952
ECP Hidrocarburos de México S.A. de C.V.	U.S. Dollar	100%	Offshore exploration	Mexico	Mexico	46,090	(1,649)	47,910	1,820
Ecopetrol Costa Afuera S.A.S.	Colombian peso	100%	Offshore exploration	Colombia	Colombia	13,146	182	13,330	184
Esenttia Resinas del Perú SAC	U.S. Dollar	100%	Commercialization polypropylene resins and masterbatches	Peru	Peru	15,846	1,204	37,948	22,102
Topili Servicios Administrativos S de RL De CV.	Mexican pesos	100%	Specialized management services	Mexico	Mexico	(162)	(182)	284	446
Kalixpan Servicios Técnicos S de RL De CV.	Mexican pesos	100%	Specialized services related to oil and gas industry	Mexico	Mexico	131	(48)	135	4
Ecopetrol US Trading LLC	U.S. Dollar	100%	International marketing of crude oil and refined products	United States of America	United States of America	—	—	—	—
Econova Technology & Innovation S.L.	U.S. Dollar	100%	Execution of activities related to science, technology, and innovation (ST&I) activities.	Spain	Spain	11	(3)	14	3
Ecopetrol Singapore PTE. LTD	Singapore dollar	100%	Holding company with investment in an international trading company for crude oil and refined products	Singapore	Asia	572,630	534,357	572,867	237
Ecopetrol Trading Asia PTE. LTD	Singapore dollar	100%	International marketing of crude oil and refined products	Singapore	Asia	572,434	534,411	4,223,623	3,651,189

		Ownership			Geographic		Profit (loss)
	Functional	Interest		Country/	area of		for the	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	period	assets	liabilities
Associates
Serviport S.A. (2)	Colombian peso	49%	Services to support the loading and unloading of oil trucks, supply of equipment for the same purpose, technical inspections, and load measurements	Colombia	Colombia	12,790	(3,176)	42,028	29,238
Sociedad Portuaria Olefinas y Derivados S.A. (3)	Colombian peso	50%	Construction, use, maintenance, adaptation and administration of port facilities, ports, private docks, or service to the general public	Colombia	Colombia	8,447	2,875	12,145	3,698
Joint ventures
Equion Energía Limited	U.S. Dollar	51%	Hydrocarbons exploration and exploitation	United Kingdom	Colombia	1,374,271	37,360	1,442,473	68,202
Ecodiesel Colombia S.A. (3)	Colombian peso	50%	Production, commercialization and distribution of biofuels and oleochemicals	Colombia	Colombia	157,092	42,131	253,058	95,966

(1)	Indirect participation through Inversiones de Gases de Colombia S.A. - Invercolsa S.A.
(2)	Information available as of June 30, 2023, the investment is totally impaired.
(3)	Information available as of August 31, 2023.